Description of Long Term Debt (Detail) - USD ($) $ in Thousands		May. 31, 2015	May. 31, 2014
Debt Instrument [Line Items]
Debt		$ 1,656,075	$ 1,351,627
Less: current portion		2,038	5,662
Total Long-Term Debt, Less Current Maturities		1,654,037	1,345,965
Debt		1,656,075	1,351,627
Unsecured 0% senior notes due November 1, 2015
Debt Instrument [Line Items]
Debt	[1]		150,000
Debt	[1]		150,000
Unsecured 0% senior notes due February 14, 2018
Debt Instrument [Line Items]
Debt	[2]	248,996	248,627
Debt	[2]	248,996	248,627
Unsecured 0% senior note due October 15, 2019
Debt Instrument [Line Items]
Debt	[3]	456,802	458,163
Debt	[3]	456,802	458,163
Unsecured 0% senior convertible notes due December 15, 2020
Debt Instrument [Line Items]
Debt		188,158	185,474
Debt		188,158	185,474
Unsecured 0% senior notes due November 15, 2022
Debt Instrument [Line Items]
Debt		300,000	300,000
Debt		300,000	300,000
Revolving Credit Facilities
Debt Instrument [Line Items]
Debt	[4]	111,043	2,090
Debt	[4]	111,043	2,090
Other Borrowings
Debt Instrument [Line Items]
Other obligations, including capital leases and unsecured notes payable at various rates of interest due in installments through 2017		2,572	$ 7,273
Unsecured 0% notes due June 1, 2045
Debt Instrument [Line Items]
Debt	[5]	248,504
Debt	[5]	248,504
Accounts Receivable Securitization Program
Debt Instrument [Line Items]
Debt		100,000
Debt		$ 100,000

[1]	We entered into a cross-currency swap, which fixed the interest and principal payments in euros, resulting in an effective fixed-rate borrowing of 5.31%. Pursuant to the Redemption Notice issued to the holders thereof by the Company on April 28, 2015, the 6.70% Senior Notes issued by RPM United Kingdom G.P., which were due to mature on November 1, 2015, were redeemed on May 29, 2015.
[2]	The $250.0 million aggregate principal amount of the notes due 2018 is adjusted for the amortization of the original issue discount, which approximated $1.0 million and $1.4 million at May 31, 2015 and 2014, respectively. The original issue discount effectively reduced the ultimate proceeds from the financing. The effective interest rate on the notes, including the amortization of the discount, is 6.704% for both years presented.
[3]	Includes the combination of the October 2009 initial issuance of $300.0 million aggregate principal amount and the May 2011 issuance of an additional $150.0 million aggregate principal amount of these notes. The $300.0 million aggregate principal amount of the notes due 2019 from the initial issuance is adjusted for the amortization of the original issue discount, which approximated $0.1 million and $0.2 million at May 31, 2015 and 2014. The original issue discount effectively reduced the ultimate proceeds from the October 2009 financing. The effective interest rate on the notes issued in October 2009, including the amortization of the discount, is 6.139%. The additional $150.0 million aggregate principal amount of the notes due 2019 issued in May 2011 is adjusted for the unamortized premium received at issuance, which approximated $6.9 million and $8.3 million at May 31, 2015 and 2014, respectively. The premium effectively increased the proceeds from the financing. The effective interest rate on the $150.0 million notes issued in May 2011 is 4.934%.
[4]	Interest was tied to AUD LIBOR at May 31, 2015, and averaged 3.095% for AUD denominated debt ($10,316), 1.075% on EUR denominated debt ($16,490), 1.265% on Euro LIBOR denominated debt ($70,000) and 1.259% on our swing-line ($14,237). Interest was tied to AUD LIBOR at May 31, 2014, and averaged 3.96% for AUD denominated debt.
[5]	The $250.0 million face amount of the notes due 2045 is adjusted for the amortization of the original issue discount, which approximated $1.5 million at May 31, 2015. The original issue discount effectively reduced the ultimate proceeds from the financing. The effective interest rate on the notes, including the amortization of the discount, is 5.29%.